Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 819	$ (1,463)	$ (523)	$ (6,389)
Items not affecting cash:
Depreciation and amortization	130	118	647	310
Allowance for doubtful accounts	11	(13)	(5)	(111)
Amortization of deferred financing costs				2,458
Stock-based compensation expense	186	202	790	1,055
Equity instruments issued in exchange for services		23	200	225
Changes in operating assets and liabilities:
Accounts receivable	5,913	1,348	(5,706)	1,501
Inventory	(1,506)	163	(215)	(1,460)
Prepaid expenses and other current assets	(25)	(124)	102	390
Accounts payable and accrued liabilities	(2,693)	(205)	3,631	(87)
Net cash used in operating activities	2,835	49	(1,079)	(2,108)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	(152)	(136)	(543)	(682)
Net cash used in investing activities	(152)	(136)	(543)	(682)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	9,455	4,105	14,550	16,895
Repayment of short-term indebtedness	(9,455)	(4,053)	(15,116)	(16,884)
Net proceeds from issuance of promissory notes				1,593
Net proceeds on issuance of Series D Preferred Stock			2,182	937
Net proceeds on issuance of Common Stock	11		37	28
Net cash provided by financing activities	11	52	1,653	2,569
CHANGE IN CASH AND CASH EQUIVALENTS	2,694	(35)	31	(221)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	199	168	168	389
CASH AND CASH EQUIVALENTS, END OF PERIOD	2,893	133	199	168
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS:
Payments for interest	62	34	221	152
Payments for income taxes
Preferred Stock dividends issued in the form of stock	1,203	1,313	4,689	2,425
Payments for interest satisfied with issuance of stock				874
Payments of liabilities through issuance of stock	204	160
Conversion of promissory notes to stock				$ 9,328